Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		$ (5,708)	$ (4,646)	$ (2,759)
Other comprehensive income (loss) before reclassifications	[1]	(191)	(1,336)	(2,124)
Amounts reclassified from accumulated other comprehensive income	[1]	535	268	225
Net Current Period Other Comprehensive Income	[1]	344	(1,068)	(1,899)
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest		2	6	12
Ending Balance		(5,362)	(5,708)	(4,646)
Defined Benefit Pension and Postretirement Items (a)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(3,169)	(3,134)	(2,105)
Other comprehensive income (loss) before reclassifications	[1]	(448)	(331)	(1,271)
Amounts reclassified from accumulated other comprehensive income	[1]	545	296	242
Net Current Period Other Comprehensive Income	[1]	97	(35)	(1,029)
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest		0	0	0
Ending Balance		(3,072)	(3,169)	(3,134)
Change in Cumulative Foreign Currency Translation Adjustments (a)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(2,549)	(1,513)	(649)
Other comprehensive income (loss) before reclassifications	[1]	263	(1,002)	(863)
Amounts reclassified from accumulated other comprehensive income	[1]	(3)	(40)	(13)
Net Current Period Other Comprehensive Income	[1]	260	(1,042)	(876)
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest		2	6	12
Ending Balance		(2,287)	(2,549)	(1,513)
Net Gains and Losses on Cash Flow Hedging Derivatives (a)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		10	1	(5)
Other comprehensive income (loss) before reclassifications	[1]	(6)	(3)	10
Amounts reclassified from accumulated other comprehensive income	[1]	(7)	12	(4)
Net Current Period Other Comprehensive Income	[1]	(13)	9	6
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest		0	0	0
Ending Balance		$ (3)	$ 10	$ 1

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.